S000003897 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
Putnam VT Focused International Equity Linked Benchmark (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	8.51%	10.33%
Class IA Shares
Prospectus [Line Items]
Average Annual Return, Percent	36.75%	9.41%	9.66%
Class IB Shares
Prospectus [Line Items]
Average Annual Return, Percent	36.44%	9.13%	9.38%